Tidal Trust II
234 West Florida Street, Suite 700
Milwaukee, Wisconsin 53204

May 1, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust II (the “Trust”) File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Return Stacked® Bonds & Futures Yield ETF, Return Stacked® Bonds & Managed Futures ETF, Return Stacked® Bonds & Merger Arbitrage ETF, Return Stacked® Global Stocks & Bonds ETF, Return Stacked® U.S. Stocks & Futures Yield ETF, Return Stacked® U.S. Stocks & Managed Futures ETF and Return Stacked® U.S. Stocks & Gold/Bitcoin ETF, hereby certifies that the form of Prospectus that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective April 27, 2026, and filed electronically as Post-Effective Amendment No. 586 to the Trust’s Registration Statement on Form N-1A on April 27, 2026.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino
General Counsel
Tidal Investments LLC, on behalf of Tidal Trust II